Goodwill and Other Intangibles (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Other Intangibles [Abstract]
Amortization Expense	$ 361,000	$ 551,000
Maximum [Member]
Goodwill and Other Intangibles [Abstract]
Straight-line method years	10 years
Minimum [Member]
Goodwill and Other Intangibles [Abstract]
Straight-line method years	8 years
NetWolves Reporting Unit [Member]
Goodwill and Other Intangibles [Abstract]
Goodwill	$ 14,375,000
FGE Reporting Unit [Member]
Goodwill and Other Intangibles [Abstract]
Goodwill	$ 1,213,000